Commitments and Contingencies (Details) - Schedule of contractual obligated per calendar year requirements	Oct. 31, 2022 USD ($)
Commitments and Contingencies (Details) - Schedule of contractual obligated per calendar year requirements [Line Items]
Lease commitments (Note 11)	$ 326,592
Beskauga Option agreement commitments (Note 6)	8,015,224
Exploration licenses expenditure commitments	11,116,965
Total commitments	19,458,781
1 year [Member]
Commitments and Contingencies (Details) - Schedule of contractual obligated per calendar year requirements [Line Items]
Lease commitments (Note 11)	15,813
Beskauga Option agreement commitments (Note 6)
Exploration licenses expenditure commitments	61,905
Total commitments	77,718
1-2 years [Member]
Commitments and Contingencies (Details) - Schedule of contractual obligated per calendar year requirements [Line Items]
Lease commitments (Note 11)	96,312
Beskauga Option agreement commitments (Note 6)	3,015,224
Exploration licenses expenditure commitments	1,637,749
Total commitments	4,749,285
2-3 years [Member]
Commitments and Contingencies (Details) - Schedule of contractual obligated per calendar year requirements [Line Items]
Lease commitments (Note 11)	98,035
Beskauga Option agreement commitments (Note 6)	5,000,000
Exploration licenses expenditure commitments	2,057,639
Total commitments	7,155,674
3-4 years [Member]
Commitments and Contingencies (Details) - Schedule of contractual obligated per calendar year requirements [Line Items]
Lease commitments (Note 11)	99,759
Beskauga Option agreement commitments (Note 6)
Exploration licenses expenditure commitments	2,588,384
Total commitments	2,688,143
4-5 years [Member]
Commitments and Contingencies (Details) - Schedule of contractual obligated per calendar year requirements [Line Items]
Lease commitments (Note 11)	16,673
Beskauga Option agreement commitments (Note 6)
Exploration licenses expenditure commitments	2,651,501
Total commitments	2,668,174
Thereafter [Member]
Commitments and Contingencies (Details) - Schedule of contractual obligated per calendar year requirements [Line Items]
Lease commitments (Note 11)
Beskauga Option agreement commitments (Note 6)
Exploration licenses expenditure commitments	2,119,787
Total commitments	$ 2,119,787